Distribution Date:	12/16/22	BANK 2017-BNK9
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540RAA2	2.322000%	26,278,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06540RAB0	2.766000%	27,104,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06540RAC8	3.470000%	39,690,000.00	39,690,000.00	349.75	114,770.25	0.00	0.00	115,120.00	39,689,650.25	35.07%	30.00%
A-3	06540RAD6	3.279000%	170,000,000.00	79,228,793.04	656,109.12	216,492.68	0.00	0.00	872,601.80	78,572,683.92	35.07%	30.00%
A-4	06540RAE4	3.538000%	437,655,000.00	437,655,000.00	0.00	1,290,352.83	0.00	0.00	1,290,352.83	437,655,000.00	35.07%	30.00%
A-S	06540RAH7	3.829000%	41,293,000.00	41,293,000.00	0.00	131,759.08	0.00	0.00	131,759.08	41,293,000.00	30.25%	25.88%
B	06540RAJ3	4.031000%	82,586,000.00	82,586,000.00	0.00	277,420.14	0.00	0.00	277,420.14	82,586,000.00	20.61%	17.63%
C	06540RAK0	4.262933%	51,303,000.00	51,303,000.00	0.00	182,251.03	0.00	0.00	182,251.03	51,303,000.00	14.61%	12.50%
D	06540RAU8	2.800000%	47,549,000.00	47,549,000.00	0.00	110,947.67	0.00	0.00	110,947.67	47,549,000.00	9.06%	7.75%
E	06540RAW4	3.367000%	21,273,000.00	21,273,000.00	0.00	59,688.49	0.00	0.00	59,688.49	21,273,000.00	6.58%	5.63%
F	06540RAY0	3.367000%	15,015,000.00	15,015,000.00	0.00	42,129.59	0.00	0.00	42,129.59	15,015,000.00	4.82%	4.13%
G	06540RBA1	3.367000%	41,293,526.00	41,293,526.00	0.00	85,742.55	0.00	0.00	85,742.55	41,293,526.00	0.00%	0.00%
R	06540RBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2F3FW7	4.262933%	52,686,290.90	45,099,280.00	34,550.47	158,627.39	0.00	0.00	193,177.86	45,064,729.53	0.00%	0.00%
Regular SubTotal			1,053,725,816.90	901,985,599.04	691,009.34	2,670,181.70	0.00	0.00	3,361,191.04	901,294,589.70

X-A	06540RAF1	0.766651%	700,727,000.00	556,573,793.04	0.00	355,581.45	0.00	0.00	355,581.45	555,917,334.17
X-B	06540RAG9	0.211624%	175,182,000.00	175,182,000.00	0.00	30,893.98	0.00	0.00	30,893.98	175,182,000.00
X-D	06540RAL8	1.462933%	47,549,000.00	47,549,000.00	0.00	57,967.49	0.00	0.00	57,967.49	47,549,000.00
X-E	06540RAN4	0.895933%	21,273,000.00	21,273,000.00	0.00	15,882.65	0.00	0.00	15,882.65	21,273,000.00
X-F	06540RAQ7	0.895933%	15,015,000.00	15,015,000.00	0.00	11,210.36	0.00	0.00	11,210.36	15,015,000.00
X-G	06540RAS3	0.895933%	41,293,526.00	41,293,526.00	0.00	30,830.18	0.00	0.00	30,830.18	41,293,526.00
Notional SubTotal			1,001,039,526.00	856,886,319.04	0.00	502,366.11	0.00	0.00	502,366.11	856,229,860.17

Deal Distribution Total					691,009.34	3,172,547.81	0.00	0.00	3,863,557.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540RAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06540RAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06540RAC8	1,000.00000000	0.00881204	2.89166667	0.00000000	0.00000000	0.00000000	0.00000000	2.90047871	999.99118796
A-3	06540RAD6	466.05172376	3.85946541	1.27348635	0.00000000	0.00000000	0.00000000	0.00000000	5.13295176	462.19225835
A-4	06540RAE4	1,000.00000000	0.00000000	2.94833334	0.00000000	0.00000000	0.00000000	0.00000000	2.94833334	1,000.00000000
A-S	06540RAH7	1,000.00000000	0.00000000	3.19083331	0.00000000	0.00000000	0.00000000	0.00000000	3.19083331	1,000.00000000
B	06540RAJ3	1,000.00000000	0.00000000	3.35916669	0.00000000	0.00000000	0.00000000	0.00000000	3.35916669	1,000.00000000
C	06540RAK0	1,000.00000000	0.00000000	3.55244391	0.00000000	0.00000000	0.00000000	0.00000000	3.55244391	1,000.00000000
D	06540RAU8	1,000.00000000	0.00000000	2.33333340	0.00000000	0.00000000	0.00000000	0.00000000	2.33333340	1,000.00000000
E	06540RAW4	1,000.00000000	0.00000000	2.80583322	0.00000000	0.00000000	0.00000000	0.00000000	2.80583322	1,000.00000000
F	06540RAY0	1,000.00000000	0.00000000	2.80583350	0.00000000	0.00000000	0.00000000	0.00000000	2.80583350	1,000.00000000
G	06540RBA1	1,000.00000000	0.00000000	2.07641629	0.72941700	20.30469207	0.00000000	0.00000000	2.07641629	1,000.00000000
R	06540RBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2F3FW7	855.99648845	0.65577723	3.01079061	0.03008885	0.84640329	0.00000000	0.00000000	3.66656784	855.34071122

Notional Certificates
X-A	06540RAF1	794.28050159	0.00000000	0.50744648	0.00000000	0.00000000	0.00000000	0.00000000	0.50744648	793.34367617
X-B	06540RAG9	1,000.00000000	0.00000000	0.17635362	0.00000000	0.00000000	0.00000000	0.00000000	0.17635362	1,000.00000000
X-D	06540RAL8	1,000.00000000	0.00000000	1.21911060	0.00000000	0.00000000	0.00000000	0.00000000	1.21911060	1,000.00000000
X-E	06540RAN4	1,000.00000000	0.00000000	0.74661073	0.00000000	0.00000000	0.00000000	0.00000000	0.74661073	1,000.00000000
X-F	06540RAQ7	1,000.00000000	0.00000000	0.74661072	0.00000000	0.00000000	0.00000000	0.00000000	0.74661072	1,000.00000000
X-G	06540RAS3	1,000.00000000	0.00000000	0.74661050	0.00000000	0.00000000	0.00000000	0.00000000	0.74661050	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	114,770.25	0.00	114,770.25	0.00	0.00	0.00	114,770.25	0.00
A-3	11/01/22 - 11/30/22	30	0.00	216,492.68	0.00	216,492.68	0.00	0.00	0.00	216,492.68	0.00
A-4	11/01/22 - 11/30/22	30	0.00	1,290,352.83	0.00	1,290,352.83	0.00	0.00	0.00	1,290,352.83	0.00
X-A	11/01/22 - 11/30/22	30	0.00	355,581.45	0.00	355,581.45	0.00	0.00	0.00	355,581.45	0.00
X-B	11/01/22 - 11/30/22	30	0.00	30,893.98	0.00	30,893.98	0.00	0.00	0.00	30,893.98	0.00
X-D	11/01/22 - 11/30/22	30	0.00	57,967.49	0.00	57,967.49	0.00	0.00	0.00	57,967.49	0.00
X-E	11/01/22 - 11/30/22	30	0.00	15,882.65	0.00	15,882.65	0.00	0.00	0.00	15,882.65	0.00
X-F	11/01/22 - 11/30/22	30	0.00	11,210.36	0.00	11,210.36	0.00	0.00	0.00	11,210.36	0.00
X-G	11/01/22 - 11/30/22	30	0.00	30,830.18	0.00	30,830.18	0.00	0.00	0.00	30,830.18	0.00
A-S	11/01/22 - 11/30/22	30	0.00	131,759.08	0.00	131,759.08	0.00	0.00	0.00	131,759.08	0.00
B	11/01/22 - 11/30/22	30	0.00	277,420.14	0.00	277,420.14	0.00	0.00	0.00	277,420.14	0.00
C	11/01/22 - 11/30/22	30	0.00	182,251.03	0.00	182,251.03	0.00	0.00	0.00	182,251.03	0.00
D	11/01/22 - 11/30/22	30	0.00	110,947.67	0.00	110,947.67	0.00	0.00	0.00	110,947.67	0.00
E	11/01/22 - 11/30/22	30	0.00	59,688.49	0.00	59,688.49	0.00	0.00	0.00	59,688.49	0.00
F	11/01/22 - 11/30/22	30	0.00	42,129.59	0.00	42,129.59	0.00	0.00	0.00	42,129.59	0.00
G	11/01/22 - 11/30/22	30	806,070.43	115,862.75	0.00	115,862.75	30,120.20	0.00	0.00	85,742.55	838,452.33
RR Interest	11/01/22 - 11/30/22	30	42,856.33	160,212.66	0.00	160,212.66	1,585.27	0.00	0.00	158,627.39	44,593.85
Totals			848,926.76	3,204,253.28	0.00	3,204,253.28	31,705.47	0.00	0.00	3,172,547.81	883,046.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,863,557.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,217,640.42	Master Servicing Fee	6,451.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,700.99
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	375.83
ARD Interest	0.00	Operating Advisor Fee	1,358.22
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.46
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,217,640.42	Total Fees	13,387.12

Principal		Expenses/Reimbursements
Scheduled Principal	691,009.34	Reimbursement for Interest on Advances	149.55
Unscheduled Principal Collections		ASER Amount	17,787.42
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,654.95
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,113.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	691,009.34	Total Expenses/Reimbursements	31,705.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,172,547.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	691,009.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,863,557.15
Total Funds Collected	3,908,649.76	Total Funds Distributed	3,908,649.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	901,985,600.01	901,985,600.01	Beginning Certificate Balance	901,985,599.04
(-) Scheduled Principal Collections	691,009.34	691,009.34	(-) Principal Distributions	691,009.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	901,294,590.67	901,294,590.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	904,505,332.47	904,505,332.47	Ending Certificate Balance	901,294,589.70
Ending Actual Collateral Balance	903,921,946.46	903,921,946.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.97)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.97)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.26%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	56,728,321.34	6.29%	58	4.3124	NAP	Defeased	4	56,728,321.34	6.29%	58	4.3124	NAP
5,000,000 or less	7	21,745,907.20	2.41%	59	4.7591	1.839288	1.40 or less	8	175,758,134.18	19.50%	63	4.5296	1.077372
5,000,001 to 10,000,000	10	78,412,777.93	8.70%	64	4.5993	1.855326	1.41 to 1.50	3	91,020,289.87	10.10%	59	4.2620	1.483728
10,000,001 to 15,000,000	4	50,351,086.83	5.59%	67	4.7021	1.560371	1.51 to 1.60	3	32,863,155.21	3.65%	60	4.3843	1.584809
15,000,001 to 25,000,000	7	129,515,293.77	14.37%	59	4.1645	2.694916	1.61 to 1.70	2	12,680,845.97	1.41%	60	4.2718	1.638293
25,000,001 to 50,000,000	5	172,252,885.73	19.11%	59	4.3156	1.792991	1.71 to 1.80	1	28,500,000.00	3.16%	60	4.3850	1.742300
50,000,001 or greater	5	392,288,317.87	43.52%	60	4.1547	1.916077	1.81 to 1.90	5	62,981,374.94	6.99%	60	4.4302	1.875044
Totals	42	901,294,590.67	100.00%	60	4.2806	1.952433	1.91 to 2.50	10	301,068,384.56	33.40%	60	4.2238	2.212053
							2.51 to 3.00	3	93,423,766.53	10.37%	57	4.0506	2.645226
							3.01 or greater	3	46,270,318.07	5.13%	58	3.8276	4.224355
							Totals	42	901,294,590.67	100.00%	60	4.2806	1.952433
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	24	56,728,321.34	6.29%	58	4.3124	NAP	Utah	2	5,943,680.75	0.66%	58	4.5997	2.170908
Alabama	1	1,000,769.63	0.11%	58	4.3790	2.805900	Washington	1	28,500,000.00	3.16%	60	4.3850	1.742300
Arizona	1	29,959,677.01	3.32%	59	4.3870	1.383300	Totals	76	901,294,590.67	100.00%	60	4.2806	1.952433
California	6	198,748,581.04	22.05%	59	4.0488	2.412289
									Property Type³
Colorado	1	2,122,113.91	0.24%	58	4.3790	2.805900
Delaware	1	14,627,211.08	1.62%	84	4.7900	1.330400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	3	4,723,108.30	0.52%	59	4.4774	2.157824		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	9,211,990.62	1.02%	60	4.4200	1.484700	Defeased	24	56,728,321.34	6.29%	58	4.3124	NAP
Illinois	1	10,277,865.62	1.14%	60	4.9680	0.819300	Industrial	2	20,364,011.09	2.26%	58	4.1485	3.367920
Indiana	1	1,567,470.49	0.17%	58	4.3790	2.805900	Lodging	5	222,804,949.78	24.72%	60	4.4258	1.553467
Kansas	2	7,486,015.25	0.83%	60	4.6125	1.724593	Mixed Use	2	10,497,920.90	1.16%	60	4.1212	1.709582
Louisiana	1	4,202,583.00	0.47%	59	4.8200	1.652400	Mobile Home Park	2	7,478,885.71	0.83%	60	4.5043	1.847696
Maryland	3	59,153,646.00	6.56%	60	4.7690	0.870411	Multi-Family	2	41,338,380.40	4.59%	60	4.4052	1.940008
Massachusetts	1	60,000,000.00	6.66%	59	4.1460	1.169900	Office	4	242,288,113.76	26.88%	58	3.8656	2.131140
Michigan	4	30,725,807.22	3.41%	60	4.4597	1.722095	Other	1	19,000,000.00	2.11%	60	4.3300	1.886300
Minnesota	3	4,171,883.01	0.46%	58	4.3790	2.805900	Retail	33	276,394,007.70	30.67%	63	4.5023	1.957897
Nevada	1	9,207,529.77	1.02%	60	5.0000	2.216000	Self Storage	1	4,400,000.00	0.49%	59	4.6750	2.126900
New Jersey	1	66,400,000.00	7.37%	63	4.3550	2.009600	Totals	76	901,294,590.67	100.00%	60	4.2806	1.952433
New York	2	33,750,000.00	3.74%	60	4.3956	1.867424
Ohio	2	13,911,494.82	1.54%	60	4.4445	2.411838
Pennsylvania	2	107,319,657.93	11.91%	59	3.8588	2.482086
Rhode Island	1	29,923,766.53	3.32%	58	4.4450	2.553700
South Carolina	1	1,410,723.45	0.16%	58	4.3790	2.805900
Tennessee	2	17,007,629.73	1.89%	59	4.6491	1.734682
Texas	7	93,213,064.18	10.34%	63	4.3210	1.589758

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	56,728,321.34	6.29%	58	4.3124	NAP	Defeased	4	56,728,321.34	6.29%	58	4.3124	NAP
	4.0000% or less	4	173,778,262.97	19.28%	58	3.7544	2.747540	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	16	506,363,098.98	56.18%	60	4.2908	1.921885	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	16	149,379,450.27	16.57%	62	4.7517	1.307657	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	15,045,457.11	1.67%	83	5.2173	1.835004	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	901,294,590.67	100.00%	60	4.2806	1.952433	49 months or greater	38	844,566,269.33	93.71%	60	4.2785	1.981585
								Totals	42	901,294,590.67	100.00%	60	4.2806	1.952433
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	56,728,321.34	6.29%	58	4.3124	NAP	Defeased	4	56,728,321.34	6.29%	58	4.3124	NAP
	60 months or less	35	757,701,130.91	84.07%	59	4.2520	1.997460	Interest Only	12	485,850,000.00	53.91%	59	4.1256	2.191685
61 months to 120 months		3	86,865,138.42	9.64%	70	4.5092	1.843111	240 months or less	3	27,308,057.05	3.03%	73	4.5493	1.473374
121 months to 144 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	23	331,408,212.28	36.77%	60	4.4803	1.715452
	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	901,294,590.67	100.00%	60	4.2806	1.952433	Totals	42	901,294,590.67	100.00%	60	4.2806	1.952433
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	56,728,321.34	6.29%	58	4.3124	NAP				None
Underwriter's Information		1	20,000,000.00	2.22%	56	3.5625	4.830000
	12 months or less	37	824,566,269.33	91.49%	60	4.2958	1.912496
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	901,294,590.67	100.00%	60	4.2806	1.952433
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310942546	OF	Philadelphia	PA	Actual/360	3.844%	337,311.00	0.00	0.00	N/A	11/11/27	--	105,300,000.00	105,300,000.00	12/11/22
3	310942335	LO	Dana Point	CA	Actual/360	4.340%	307,416.67	0.00	0.00	N/A	12/11/27	--	85,000,000.00	85,000,000.00	11/11/22
4	309340004	LO	Plano	TX	Actual/360	4.210%	265,627.82	125,073.79	0.00	N/A	11/01/27	--	75,713,391.66	75,588,317.87	12/01/22
5	309340005	RT	Hackensack	NJ	Actual/360	4.355%	240,976.67	0.00	0.00	N/A	03/01/28	--	66,400,000.00	66,400,000.00	12/01/22
6	453011613	OF	Santa Monica	CA	Actual/360	3.563%	118,750.00	0.00	0.00	N/A	08/09/27	--	40,000,000.00	40,000,000.00	12/09/22
6A	310942258				Actual/360	3.563%	59,375.00	0.00	0.00	N/A	08/09/27	--	20,000,000.00	20,000,000.00	12/09/22
7	300801704	OF	Boston	MA	Actual/360	4.146%	207,300.00	0.00	0.00	N/A	11/01/27	--	60,000,000.00	60,000,000.00	12/01/22
8	300801709	LO	Linthicum Heights	MD	Actual/360	4.820%	176,507.50	74,334.84	0.00	N/A	12/01/27	--	43,943,777.03	43,869,442.19	09/01/20
9	453011673	Various Various		Various	Actual/360	4.180%	139,333.33	55,806.90	0.00	N/A	11/05/27	--	40,000,000.00	39,944,193.10	12/05/22
10	300801696	RT	Gilbert	AZ	Actual/360	4.387%	109,675.00	40,322.99	0.00	N/A	11/01/27	--	30,000,000.00	29,959,677.01	12/01/22
11	300801679	RT	Warwick	RI	Actual/360	4.445%	110,990.92	40,035.86	0.00	N/A	10/01/27	--	29,963,802.39	29,923,766.53	12/01/22
12	300801717	MF	Kenmore	WA	Actual/360	4.385%	104,143.75	0.00	0.00	N/A	12/01/27	--	28,500,000.00	28,500,000.00	12/01/22
13	310943184	RT	Various	Various	Actual/360	4.379%	85,755.42	0.00	0.00	N/A	10/06/27	--	23,500,000.00	23,500,000.00	12/06/22
14	310940657	98	Oxnard	CA	Actual/360	4.330%	68,558.33	0.00	0.00	N/A	12/11/27	--	19,000,000.00	19,000,000.00	12/11/22
15	1750593	OF	Novi	MI	Actual/360	4.080%	57,869.21	32,241.93	0.00	N/A	12/01/27	--	17,020,355.69	16,988,113.76	12/01/22
16	310940990	IN	Richmond	CA	Actual/360	4.010%	54,498.31	31,540.25	0.00	N/A	10/11/27	--	16,308,720.26	16,277,180.01	12/11/22
17	300801716	RT	New York	NY	Actual/360	4.270%	63,160.42	0.00	0.00	N/A	12/01/27	--	17,750,000.00	17,750,000.00	12/01/22
18	1750402	RT	Dover	DE	Actual/360	4.790%	58,530.33	35,919.04	0.00	N/A	12/01/29	--	14,663,130.12	14,627,211.08	12/01/22
19	1750107	RT	Brooklyn	NY	Actual/360	4.535%	60,466.67	0.00	0.00	N/A	12/01/27	--	16,000,000.00	16,000,000.00	12/01/22
21	1750798	MF	Columbus	OH	Actual/360	4.450%	47,684.34	20,317.69	0.00	N/A	12/01/27	--	12,858,698.09	12,838,380.40	12/01/22
22	1750505	RT	Murfreesboro	TN	Actual/360	4.640%	48,820.19	18,281.49	0.00	N/A	11/01/27	--	12,625,911.22	12,607,629.73	12/01/22
23	1750051	RT	Worcester	MA	Actual/360	4.610%	46,868.33	15,747.21	0.00	N/A	08/01/27	--	12,200,000.00	12,184,252.79	12/01/22
25	300801720	RT	Orland Park	IL	Actual/360	4.968%	42,620.81	17,016.93	0.00	N/A	12/01/27	--	10,294,882.55	10,277,865.62	09/01/20
26	300801706	RT	Sacramento	CA	Actual/360	4.061%	33,882.81	19,020.45	0.00	N/A	12/01/27	--	10,012,158.51	9,993,138.06	12/01/22
27	1750262	RT	Suwanee	GA	Actual/360	4.420%	33,991.99	16,603.86	0.00	N/A	12/01/27	--	9,228,594.48	9,211,990.62	12/01/22
28	300801703	LO	Camp Springs	MD	Actual/360	4.537%	34,617.05	16,271.56	0.00	N/A	11/01/27	--	9,155,931.51	9,139,659.95	12/01/22
29	300801715	LO	Las Vegas	NV	Actual/360	5.000%	38,427.91	15,168.36	0.00	N/A	12/01/27	--	9,222,698.13	9,207,529.77	12/01/22
30	300801721	MU	Pasadena	CA	Actual/360	4.000%	28,337.09	22,863.08	0.00	N/A	12/01/27	--	8,501,126.05	8,478,262.97	12/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	1750838	RT	Farmington	MI	Actual/360	4.920%	35,912.60	11,962.27	0.00	N/A	12/05/27	--	8,759,171.53	8,747,209.26	12/05/22
32	1750920	RT	Shawnee	KS	Actual/360	4.660%	24,196.22	10,804.60	0.00	N/A	12/01/27	--	6,230,785.98	6,219,981.38	12/01/22
33	600941325	RT	Silver Spring	MD	Actual/360	4.750%	24,364.06	10,586.31	0.00	N/A	11/11/27	--	6,155,130.17	6,144,543.86	11/11/22
35	1749598	RT	Coppell	TX	Actual/360	5.560%	27,082.47	7,211.08	0.00	N/A	11/01/32	--	5,845,138.42	5,837,927.34	12/01/22
36	300801718	MH	Houston	TX	Actual/360	4.466%	20,254.27	9,722.96	0.00	N/A	12/01/27	--	5,442,257.68	5,432,534.72	12/01/22
37	1750210	RT	Shreveport	LA	Actual/360	4.820%	16,921.95	10,350.22	0.00	N/A	11/01/27	--	4,212,933.22	4,202,583.00	12/01/22
38	300801705	SS	Brentwood	TN	Actual/360	4.675%	17,141.67	0.00	0.00	N/A	11/01/27	--	4,400,000.00	4,400,000.00	12/01/22
39	610942570	IN	St George	UT	Actual/360	4.700%	16,031.31	6,270.12	0.00	N/A	10/11/27	--	4,093,101.20	4,086,831.08	12/11/22
40	1750728	RT	Allen Park	MI	Actual/360	4.980%	13,582.30	5,431.50	0.00	N/A	11/01/27	--	3,272,843.22	3,267,411.72	12/01/22
41	309340041	RT	Stockbridge	GA	Actual/360	4.751%	10,028.11	4,058.00	0.00	N/A	12/01/27	--	2,532,883.86	2,528,825.86	12/01/22
42	1750162	RT	Colorado Springs	CO	Actual/360	4.580%	7,935.00	7,989.40	0.00	N/A	11/01/27	--	2,079,038.99	2,071,049.59	12/01/22
43	300801719	MH	Fort Pierce	FL	Actual/360	4.606%	7,868.34	3,584.45	0.00	N/A	12/01/27	--	2,049,935.44	2,046,350.99	12/01/22
44	1749930	MU	Philadelphia	PA	Actual/360	4.630%	7,806.26	3,562.84	0.00	N/A	10/01/27	--	2,023,220.77	2,019,657.93	12/01/22
45	410941717	RT	Ann Arbor	MI	Actual/360	4.880%	7,018.99	2,909.36	0.00	N/A	11/11/27	--	1,725,981.84	1,723,072.48	12/11/22
Totals							3,217,640.42	691,009.34	0.00				901,985,600.01	901,294,590.67
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,335,153.20	8,245,410.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(7,451,967.62)	12,417,788.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,132,465.31	8,447,197.71	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,491,513.22	3,128,277.29	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	54,310,667.24	41,609,699.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	11,864,604.61	6,358,606.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,065,317.00	1,753,020.50	01/01/22	06/30/22	06/13/22	3,380,278.64	421,505.27	236,751.28	6,346,124.91	1,102,446.68	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,919,570.82	1,535,884.66	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,261,723.07	7,140,559.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,130,287.16	1,669,920.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	25,627,332.00	12,818,109.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,573,013.00	1,181,137.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,978,544.47	1,490,167.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	3,082,831.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,080,376.76	367,742.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,222,658.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,213,744.12	707,449.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,056,067.50	1,044,377.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,365,172.68	1,088,021.96	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	331,459.24	293,171.18	01/01/22	06/30/22	07/11/22	1,021,329.33	25,766.70	55,290.07	1,583,255.06	326,153.37	0.00
26	3,235,180.64	1,905,872.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	851,143.92	730,491.37	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	352,575.85	173,946.30	01/01/22	06/30/22	--	0.00	0.00	688,138.17	688,138.17	46,808.64	0.00
29	1,281,492.28	1,619,921.01	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,165,047.50	545,894.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	810,441.14	574,411.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	770,837.25	548,268.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	2,384.71	0.00
33	762,948.87	620,491.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	423,804.11	393,448.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	684,718.09	559,710.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	638,725.38	450,537.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	31,304.18	0.00
38	410,916.00	224,372.99	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	501,688.38	398,183.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	327,108.06	282,026.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	200,188.35	139,089.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	294,140.48	73,535.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	184,022.48	143,517.69	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	144,180,022.56	124,985,748.86				4,401,607.97	447,271.97	980,179.51	8,617,518.14	1,509,097.58	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	0	0.00	0	0.00	2	54,147,307.81	0	0.00	1	10,277,865.62	0	0.00	0	0.00	0	0.00	4.280608%	4.247780%	60
11/18/22	0	0.00	0	0.00	2	54,238,659.58	0	0.00	1	10,294,882.55	0	0.00	0	0.00	0	0.00	4.280743%	4.247900%	61
10/17/22	0	0.00	0	0.00	2	54,322,357.70	0	0.00	1	10,310,412.35	0	0.00	0	0.00	0	0.00	4.280862%	4.245462%	62
09/16/22	0	0.00	0	0.00	2	54,413,005.18	0	0.00	1	10,327,295.09	0	0.00	0	0.00	2	103,991,103.90	4.280984%	4.245564%	63
08/17/22	0	0.00	0	0.00	2	54,495,978.56	0	0.00	1	10,342,686.82	0	0.00	0	0.00	1	6,250,000.00	4.232537%	4.199461%	63
07/15/22	0	0.00	0	0.00	3	63,795,567.50	0	0.00	1	10,358,012.98	0	0.00	0	0.00	0	0.00	4.232569%	4.199592%	64
06/17/22	0	0.00	0	0.00	3	63,901,164.40	0	0.00	1	10,374,699.46	0	0.00	0	0.00	0	0.00	4.232708%	4.199713%	65
05/17/22	0	0.00	0	0.00	3	63,997,835.99	0	0.00	1	10,389,889.25	1	9,247,700.00	0	0.00	0	0.00	4.232834%	4.199823%	66
04/18/22	0	0.00	0	0.00	3	64,102,626.99	0	0.00	1	10,406,444.31	0	0.00	0	0.00	0	0.00	4.232971%	4.199943%	67
03/17/22	0	0.00	0	0.00	3	64,198,469.25	0	0.00	1	10,421,498.88	0	0.00	0	0.00	0	0.00	4.233097%	4.200053%	68
02/17/22	0	0.00	0	0.00	3	64,319,555.43	0	0.00	1	10,440,793.39	0	0.00	0	0.00	0	0.00	4.233255%	4.200191%	69
01/18/22	0	0.00	0	0.00	3	64,414,504.61	0	0.00	1	10,455,701.64	0	0.00	0	0.00	0	0.00	4.233379%	4.200299%	70
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	310942335	11/11/22	0	A	0.00	0.00	0.00	85,000,000.00
8	300801709	09/01/20	26	6	236,751.28	6,346,124.91	1,764,277.25	45,713,267.81	11/18/20	2
25	300801720	09/01/20	26	6	55,290.07	1,583,255.06	389,205.15	10,698,529.47	03/27/20	7			05/13/21
33	600941325	11/11/22	0	B	0.00	0.00	0.00	6,144,543.86
Totals					292,041.34	7,929,379.97	2,153,482.40	147,556,341.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		814,429,452	760,282,144	43,869,442		10,277,866
> 60 Months		86,865,138	86,865,138	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	901,294,591	847,147,283	0	0	43,869,442	10,277,866
Nov-22	901,985,600	847,746,940	0	0	43,943,777	10,294,883
Oct-22	902,520,953	848,198,595	0	0	44,011,945	10,310,412
Sep-22	903,056,183	848,643,178	0	0	44,085,710	10,327,295
Aug-22	1,007,616,768	953,120,789	0	0	44,153,292	10,342,687
Jul-22	1,014,434,069	950,638,501	0	0	53,437,555	10,358,013
Jun-22	1,015,038,333	951,137,169	0	0	53,526,465	10,374,699
May-22	1,015,601,149	951,603,313	0	0	53,607,947	10,389,889
Apr-22	1,016,201,088	952,098,461	0	0	53,696,183	10,406,444
Mar-22	1,016,759,452	952,560,983	0	0	53,776,970	10,421,499
Feb-22	1,017,433,970	953,114,414	0	0	53,878,762	10,440,793
Jan-22	1,017,987,610	953,573,105	0	0	53,958,803	10,455,702
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	300801709	43,869,442.19	45,713,267.81	52,600,000.00	05/06/22	1,254,455.00	0.83340	06/30/22	12/01/27	299
25	300801720	10,277,865.62	10,698,529.47	11,600,000.00	06/01/22	293,171.18	0.81930	06/30/22	12/01/27	299
Totals		54,147,307.81	56,411,797.28	64,200,000.00		1,547,626.18

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	300801709	LO	MD	11/18/20	2

The loan transferred to special servicing in November 2020 due to borrower-declared imminent default as result of COVID-19 and subsequently went into payment default for the October 2020 payment. A receivership order was entered in

February 2022 appointing GF Hotels as receiver. Marriott remains as manager of the property. There has been no settlement offers from the borrower to date, and Special Servicer continues to move forward with foreclosure proceedings while dual tracking a potential note sale marketing process.

25	300801720	RT	IL	03/27/20	7
The foreclosure sale completed 5/13/2021 and the receiver was retained as the property manager. The asset is projected to be fully monetized by 5/31/23

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Parge 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	300801696	30,000,000.00	4.38700%	30,000,000.00 4.38700%		10	06/29/20	07/01/20	08/11/20
28	300801703	0.00	4.53700%	0.00	4.53700%	10	04/15/22	04/15/22	--
29	300801715	9,606,738.44	5.00000%	9,606,738.44 5.00000%		10	06/23/20	06/01/20	08/11/20
Totals		39,606,738.44		39,606,738.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	149.55	0.00	0.00	0.00
8	0.00	0.00	9,154.95	0.00	0.00	13,563.37	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	604.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	4,224.05	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	508.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,654.95	0.00	1,113.56	17,787.42	0.00	0.00	149.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		31,705.48

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com> , specifically under the "Risk Retention Compliance" tab for the BANK 2017-BNK9 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information

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